FAEGRE DRINKER BIDDLE & REATH LLP

One Logan Square

Suite 2000

Philadelphia, PA  19103-6996

215-988-2700

Fax:  215-988-2757

www.faegredrinker.com

October 12, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Trust (“RBB”)
(1933 Act Registration No. 333-200168)
(1940 Act Registration No. 811-23011)

Ladies and Gentlemen:

On behalf of RBB, transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of RBB’s Registration Statement on Form N-14, including exhibits (the “Registration Statement”).

This filing relates to the proposed acquisition of all of the assets and liabilities of the Evermore Global Value Fund (the “Acquired Fund”), a series of Evermore Funds Trust (the “Trust”), by the Evermore Global Value Fund (the “Acquiring Fund”), a series of RBB.

The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Fund to approve an Agreement and Plan of Reorganization by and among the Trust, RBB and Evermore Global Advisors, LLC, the investment adviser to the Acquired Fund and Acquiring Fund, which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the designated classes of the Acquiring Fund; (2) the distribution of the shares of designated classes of the Acquiring Fund to the shareholders of the Acquired Fund; and (3) the subsequent liquidation and termination of the Acquired Fund.

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective automatically on November 11, 2022. Therefore, we would appreciate receiving any comments you may have as soon as possible so that we may be in a position to mail the Proxy Statement/Prospectus contained in the Registration Statement on or about November 14, 2022.

RBB has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

Questions and comments concerning the enclosed materials may be directed to me at (312) 569-1146.

Very truly yours,

/s/ Stacie L. Lamb
Stacie L. Lamb

Enclosures